ENTITY-WIDE DISCLOSURES (Schedule of Net Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 798	$ 752	$ 1,725	$ 1,497
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues				14
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	798	752	1,725	1,434
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues				$ 49